Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
2.	Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

An advance from Maurice Bideaux, former chief executive officer and director, in the amount of $38,910, remains unpaid.

On January 13, 2012, the Company agreed to redeem certain shares of the common stock, 0.001 par value, of the Company (the Common Stock”) held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Dan Ferris, for total consideration of $1.00. Mr. Ferris is the sole officer and director of the Company. In addition, the Company redeemed 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden owns 22,500,000 shares of Common Stock, representing 8.49% and 25.47%, respectively, of the issued and outstanding shares of Common Stock. The redeemed shares of Common Stock were retired and restored to the status of authorized and unissued shares, and not held in treasury. The Company, Mr. Ferris and Mr. Rhoden agreed to effect the redemption in order to reduce the number of issued and outstanding shares of Common Stock.

The redemption of the stock formerly owned by Mr. Ferris has been reflected on the books and records of the Company’s stock transfer agent. The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates. However, the number of issued and outstanding shares reported by the Company in this Quarterly Report gives effect to this redemption.

3.	Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010.  An additional advance from Mr. Bideaux of $38,910 remains unpaid.

The Company made four separate loans to American Liberty Petroleum Corp., a Nevada corporation (“ALP”) in late 2010 and early 2011, all of which have been settled in accordance with the Redemption Agreement described below.  Alvaro Vollmers, the sole director and officer of ALP, was the sole director and officer of the Company until his resignation on March 29, 2011.

 On December 6, 2010, ALP borrowed $290,000 from the Company  (the “Initial Loan”). On January 7, 2011, ALP borrowed $200,000 from the Company (the “Second Loan”). The Promissory Note (the “Initial Note”) executed by ALP in connection with the Initial Loan and the Promissory Note (the “Second Note”) executed by ALP in connection with the Second Loan contained the following payment terms: (a) the unpaid principal amount accrued interest at the rate of six percent (6%) per annum, (b) the unpaid principal and all accrued but unpaid interest thereon was due and payable on February 28, 2011, and (c) the unpaid principal and accrued but unpaid interest could be prepaid in whole or in part at the option of ALP, without penalty or premium.  None of the Notes was secured by any assets of ALP.

On February 28, 2011, ALP executed an Amended and Restated Promissory Note that amended and restated the Initial Note in its entirety, and extended the maturity date to March 31, 2011, and an Amended and Restated Promissory Note that amended and restated the Second Note in its entirety, and extended the maturity date to March 31, 2011.  Except for the extension of the maturity date, the terms of payment (including the interest rate) remained the same.

Also on February 28, 2011, ALP borrowed $50,000 from the Company (the “Third Loan”). Finally, on March 8, 2011, ALP borrowed an additional $45,000 from the Company (the “Fourth Loan”). Both the Promissory Note (the “Third Note”) executed by ALP in connection with the Third Loan and the Promissory Note (the “Fourth Note”) executed by ALP in connection with the Fourth Loan contained identical payment terms as the Initial Note and the Second Note, except for a maturity date of March 31, 2011.

On  March 28, 2011, ALP and the Company executed a Second Amended and Restated Promissory Note that amends and restates the Initial Note in its entirety, and extends the maturity date to April 30, 2011,  a Second Amended and Restated Promissory Note that amends and restates the Second Note in its entirety, but extends the maturity date to April 30, 2011, an Amended and Restated Promissory Note that amends and restates the Third Note in its entirety, but extends the maturity date to April 30, 2011, and an Amended and Restated Promissory Note that amends and restates the Fourth Note in its entirety, but extends the maturity date to April 30, 2011. Except for the extension of the maturity date, the terms of payment (including the interest rate) remained the same.

The Company obtained the funds subsequently loaned to ALP from the private placements of Units, consisting of Common Stock and Warrants to purchase Common Stock, from New World Petroleum Investments (“New World”).

On April 13, 2011, the Company and New World executed a Redemption Agreement, whereby the Company redeemed all of the shares of Common Stock and the Warrants that New World owned (consisting of the 600,000 shares of Common Stock and Warrants to purchase 600,000 shares of Common Stock obtained in private placements of Units), and in consideration for the Common Stock and Warrants assigned to New World the four Promissory Notes described above. As a result of the Redemption Agreement, the Company no longer holds the Promissory Notes, and New World owns no shares of Common Stock or other securities of the Company.

On January 13, 2012, the Company agreed to redeem certain shares of the common stock, 0.001 par value, of the Company (the “Common Stock”) held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00. Mr. Ferris is the sole officer and director of the Company. In addition, the Company has agreed to redeem 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden will own 22,500,000 shares of Common Stock, which will represent 8.64% and 25.92%, respectively, of the issued and outstanding shares of Common Stock. The redeemed shares of Common Stock will be retired and restored to the status of authorized and unissued shares, and not held in treasury. The Company, Mr. Ferris and Mr. Rhoden have agreed to effect the redemption transactions in order to reduce the number of issued and outstanding shares of Common Stock.